JPMORGAN TRUST II

245 Park Avenue

New York, N.Y. 10167

March 20, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Trust II (“Trust”) on behalf of:

JPMorgan Core Plus Bond Fund,

JPMorgan Short Term Municipal Bond Fund, and

JPMorgan Diversified Mid Cap Growth Fund

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 102 (Amendment No. 103 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register new Institutional Class Shares for the JPMorgan Core Plus Bond Fund and JPMorgan Short Term Municipal Bond Fund and new Class R2 Shares for the JPMorgan Diversified Mid Cap Growth Fund. These shares are each in stand-alone prospectuses.  If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary

cc:

James O’Connor

Division of Investment Management